Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Siren ETF Trust
Entity Central Index Key	0001796383
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Siren DIVCON Leaders Dividend ETF
Shareholder Report [Line Items]
Fund Name	Siren DIVCON Leaders Dividend ETF
Class Name	Siren DIVCON Leaders Dividend ETF
Trading Symbol	LEAD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Siren DIVCON Leaders Dividend ETF for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/. You can also request this information by contacting us at 1-866-829-5457.
Additional Information Phone Number	1-866-829-5457
Additional Information Website	https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Siren DIVCON Leaders Dividend ETF	$43	0.43%
[1]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?
LEAD’s performance from April 1, 2024 to March 31, 2025 was down approximately 0.98% (based on LEAD’s net asset value (“NAV”) price), as compared to the S&P 500 Total Return Index being up 8.25% for the same time period. LEAD’s assets under management (“AUM”) were fairly flat for the year, entering and closing the year around $57 million. LEAD’s NAV per share experienced a 52-week high on November 8, 2024 of $71.39, which decreased to $64.81 on March 31, 2025 during the tariff sell off we saw at the end of our fiscal year.
The LEAD portfolio continues to reflect a combination of large cap securities that are not heavily weighted in the broad indices and allow LEAD to trade generally with less effect from major index movement. While the yield on LEAD fell from 1.08% to 0.89%, the total return component allowed LEAD to perform in-line with its competitors, and we continue to believe LEAD’s the total return potential differentiates LEAD from its competitors.
LEAD seeks long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Leaders Dividend Index (the “Underlying Index”). The Underlying Index ranks securities by those having the highest probability of increasing their dividends within the following year according to the index’s methodology (dividend growers). In that regard, the Underlying Index has not included certain dividend growers that would have contributed more positively to LEAD’s yield. We are pleased with the price performance of LEAD, and the fact that many of the underlying securities are not heavily weighted in the broad indices provides the opportunity for investors seeking agnostic dividend growers without being closely tied to the ups and downs of the overall market. We see this differentiator as being a long-term positive for LEAD’s growth, and while we hope to see LEAD’s yield grow, we will also strive to continue to provide positive price growth.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%) as of March 31, 2025

	1 Year	5 Year	Since Inception (01/06/2016)
Siren DIVCON Leaders Dividend ETF NAV	-0.98	15.98	12.74
S&P 500 TR	8.25	18.59	13.71
Siren DIVCON Leaders Dividend Index	-3.94	16.52	13.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/ for more recent performance information.
Visit https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/ for more recent performance information.

Net Assets	$ 51,849,299
Holdings Count | $ / shares	58
Advisory Fees Paid, Amount	$ 244,866
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$51,849,299
Number of Holdings	58
Total Advisory Fee	$244,866
Portfolio Turnover	26%
30-Day SEC Yield	1.03%
30-Day SEC Yield Unsubsidized	1.03%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	6.2%
Costco Wholesale Corp.	5.1%
Broadcom, Inc.	3.9%
Cintas Corp.	3.0%
Visa, Inc.	2.9%
Mastercard, Inc.	2.9%
KLA Corp.	2.6%
W.W. Grainger, Inc.	2.6%
Verisk Analytics, Inc.	2.6%
MSCI, Inc.	2.2%

Material Fund Change [Text Block]	Other Material Fund Changes: There were no material changes during the reporting period.
Updated Prospectus Web Address	https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/
Siren DIVCON Dividend Defender ETF
Shareholder Report [Line Items]
Fund Name	Siren DIVCON Dividend Defender ETF
Class Name	Siren DIVCON Dividend Defender ETF
Trading Symbol	DFND
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Siren DIVCON Dividend Defender ETF for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/. You can also request this information by contacting us at 1-866-829-5457.
Additional Information Phone Number	1-866-829-5457
Additional Information Website	https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Siren DIVCON Dividend Defender ETF	$173	1.73%
[2]
Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?
DFND was up 0.36% (based on DFND’s net asset value price) during the period April 1, 2024 to March 31, 2025, as compared to the S&P 500 Total Return Index, which was up 8.25% during the same period.  While the long component of DFND’s portfolio generally performed in line with the S&P 500 Total Return Index, DFND’s short positions, which were a mix of industrial and financial stocks, underperformed the S&P 500 Total Return Index, as those sectors appreciated during the year.  While DFND had a positive annual return, there were net overall redemptions that led to DFND’s assets under management being generally stagnant year-over-year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%) as of March 31, 2025

	1 Year	5 Year	Since Inception (01/14/2016)
Siren DIVCON Dividend Defender ETF NAV	0.36	6.76	6.88
S&P 500 TR	8.25	18.59	14.55
Siren DIVCON Dividend Defender Index	-5.62	6.02	6.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/ for more recent performance information.
Visit https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/ for more recent performance information.

Net Assets	$ 9,454,872
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 85,209
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$9,454,872
Number of Holdings	76
Total Advisory Fee	$85,209
Portfolio Turnover	115%
30-Day SEC Yield	-0.17%
30-Day SEC Yield Unsubsidized	-0.17%

Holdings [Text Block]

First American Government Obligations Fund	16.1%
Ecolab, Inc.	2.7%
Visa, Inc.	2.7%
Texas Pacific Land Corp.	2.6%
Travelers Cos., Inc.	2.6%
Top 5 Short Issuers (% of Net Assets)
Occidental Petroleum Corp.	(3.2)%
International Paper Co.	(2.8)%
Exelon Corp.	(2.4)%
Capital One Financial Corp.	(2.4)%
Freeport-McMoRan, Inc.	(2.3)%

Top Sectors	Long (%)	Short (%)
Financials	22.7	(4.4)
Industrials	17.3	(0.9)
Technology	14.6	0
Health Care	10.8	0
Materials	4.7	(7.7)
Consumer Staples	4.5	(1.1)
Consumer Discretionary	3.1	(1.8)
Energy	2.6	(6.3)
Real Estate	2.5	0
Communications	0.7	(2.3)
Utilities	0	(5.5)
Cash & Other	16.5	0

Material Fund Change [Text Block]	Other Material Fund Changes: There were no material changes during the reporting period.
Updated Prospectus Web Address	https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/
Siren Nasdaq NexGen Economy ETF
Shareholder Report [Line Items]
Fund Name	Siren Nasdaq NexGen Economy ETF
Class Name	Siren Nasdaq NexGen Economy ETF
Trading Symbol	BLCN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Siren Nasdaq NexGen Economy ETF for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/. You can also request this information by contacting us at 1-866-829-5457.
Additional Information Phone Number	1-866-829-5457
Additional Information Website	https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Siren Nasdaq NexGen Economy ETF	$57	0.68%
[3]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?
BLCN was down 30.97% (based on BLCN’s net asset value (“NAV”) price) during the period April 1, 2024 to March 31, 2025, as compared to the MSCI ACWI Total Return Index, which was up 7.15% during the same period. As discussed in prior shareholder reports, BLCN does not invest directly into cryptocurrency. Rather, it may invest a portion of its assets in companies operating in that space. One of our goals is to flatten out the day-to-day roller-coaster ride of crypto by investing in companies based on their exposure to blockchain as a technology and not just focusing on the crypto aspects of blockchain. However, crypto market events still may impact BLCN. For example, the 52 week-high of BLCN’s NAV per share during the fiscal year was December 5, 2024 at $30.66, which occurred during the run-up off the latest Bitcoin halving event and U.S. presidential election, and the 52-week low was on March 31, 2025, the last day of BLCN’s fiscal year, at $19.13. This approximately 38% drop was due in part to the tariff correction in the markets and selling of risk assets.
It should also be noted that while a number of the smaller crypto-related companies and Hong Kong securities were removed from BLCN’s underlying index over 2023’s fiscal year, a number of smaller miners were added back into the index following the bitcoin halving event and have created added volatility to BLCN’s performance. Inflation finally broke, and while the Federal Reserve is hesitating to cut rates, crypto-related stocks have been on a positive run without the inflationary headwinds that we saw previously.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%) as of March 31, 2025

	1 Year	5 Year	Since Inception (01/17/2018)
Siren Nasdaq NexGen Economy ETF NAV	-30.97	-1.66	-2.26
MSCI ACWI Net Total Return Index (USD)	7.15	15.18	8.04
Siren Nasdaq Blockchain Economy NTR Index	5.33	19.59	11.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/ for more recent performance information.
Visit https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/ for more recent performance information.

Net Assets	$ 42,097,865
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 444,107
Investment Company Portfolio Turnover	771.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$42,097,865
Number of Holdings	50
Total Advisory Fee	$444,107
Portfolio Turnover	771%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	7.3%
Coinbase Global, Inc.	4.4%
MicroStrategy, Inc.	4.1%
International Business Machines Corp.	3.8%
Core Scientific, Inc.	3.4%
Robinhood Markets, Inc. - Class A	3.3%
Galaxy Digital Holdings Ltd.	2.6%
Accenture PLC - Class A	2.5%
Hewlett Packard Enterprise Co.	2.3%
Microsoft Corp.	2.3%

Material Fund Change [Text Block]	Other Material Fund Changes: There were no material changes during the reporting period.
Updated Prospectus Web Address	https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized